Debt Obligations	12 Months Ended
Dec. 31, 2011
Debt Obligations [Abstract]
Debt obligations
11.	Debt obligations

The carrying amounts and fair values of the long-term debt and due dates of the Senior Secured Notes, First Priority Old Notes and Second Priority Old Notes are as follows:

	Successor Registrant 2011		Predecessor Registrant 2010
	Amount	Fair Value (1)	Amount	Fair Value (1)
Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	$325,000	$314,031	$—	$—

First Priority Old Notes at variable rate (10.50% plus the greater of the quarterly Eurodollar rate and 1.50%), due in 2011	—	—	238,237	230,852

	Successor Registrant 2011		Predecessor Registrant 2010
	Amount	Fair Value (1)	Amount	Fair Value (1)
Second Priority Old Notes at annual fixed rate of 10.125%, due in 2013 (aggregate interest added to the principal is $57,873 at December 31, 2010)	—	—	197,873	76,240

Total debt	325,000	$314,031	436,110	$307,092

Less: Short–term portion of debt obligations	—		238,237

	$325,000		$197,873

(1)

The fair value for debt obligations is determined using quoted market prices. Fair value is based upon pricing information with respect to the trading of the bonds in a secondary market, obtained from several leading market data providers and leading brokerage firms. Inputs used to determine the fair value are classified as Level 1 within the fair value hierarchy from FASB ASC 820, Fair Value Measurements.

The principal characteristics of the Senior Secured Notes are as follows:

•	Maturity is on May 15, 2017.

•	Fixed annual interest of 9.5%, payable semi-annually in arrears on May 15 and November 15 of each year.

•

Fully and unconditionally guaranteed, jointly and severally, on a first priority senior secured basis by all of the existing U.S. subsidiaries and all future material subsidiaries of Satmex, subject to certain exceptions (see Note 19).

•	Optional redemption at any time prior to May 15, 2014, pursuant to which Satmex may redeem up to 35% of the aggregate principal amount of the Notes, plus accrued and unpaid interest.

•	In the event of a change of control, the holders have the right to require Satmex to repurchase the Senior Secured Notes at 101% of their issue price, plus accrued and unpaid interest.

The indenture related to the Senior Secured Notes issued by Satmex establishes certain covenants, common for this type of transaction. Principal covenants are as follows:

•	The Company should pay the notes on the dates and in the manner provided by the indenture.

•	The Company should maintain an office or agency where the notes may be surrendered for registration.

•	The Company should furnish to the holders of the notes and the Trustee all annual reports on Form 20-F, within 180 days after the end of the financial year.

•

The Company and each guarantor should deliver to each of the Trustee and the Collateral Trustee and officers’ certificate stating that such officers have made a review of the activities of the companies.

•

The Company should not permit any of its restricted subsidiaries to declare or pay any dividends, purchase or redeem any equity interest of the Company or make any restricted investment as defined in the indenture.

•	The Company should not incur any additional indebtedness or issue preferred stock unless permitted by the indenture.

•	The Company should not permit any of its restricted subsidiaries to consummate any asset disposition, unless permitted by the indenture.

As of December 31, 2011, Satmex has complied with these obligations.

As a result of the Recapitalization Transactions, the First Priority Old Notes were full repaid on May 26, 2011 and the Second Priority Old Notes were converted into direct or indirect equity interests in Reorganized Satmex (Successor Registrant) on May 26, 2011 (see Note 2).